Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary Of Accounts Receivable And The Related Bad Debt Provision
Accounts receivable and the related bad debt provision as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Trade Receivable	97,902	32,852
Less: bad debt provision	(63,173)	(3,713)

Total Accounts receivable, net	34,729	29,139

Summary Of Movement Of Bad Debt Provision For Accounts Receivable
Movement of bad debt provision for accounts receivable is as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of year	(10,397)	(62,087)	(63,173)
Provisions for doubtful accounts	(53,312)	(7,504)	5,213
Write-off	1,622	6,418	54,247

Balance at end of year	(62,087)	(63,173)	(3,713)